Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
April 30, 2022
LDT-NPRT1-0622
1.950976.109
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.6%
Liberty Global PLC Class C (a)	403,469	9,562,215
Verizon Communications, Inc.	3,242,808	150,142,010
		159,704,225
Entertainment - 1.5%
Activision Blizzard, Inc.	693,045	52,394,202
Cinemark Holdings, Inc. (a)(b)	1,094,740	17,362,576
The Walt Disney Co. (a)	639,116	71,344,519
Warner Bros Discovery, Inc. (a)	214,038	3,884,790
		144,986,087
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	69,357	158,285,852
Media - 1.9%
Charter Communications, Inc. Class A (a)	130,162	55,773,115
Comcast Corp. Class A	1,540,361	61,244,753
Omnicom Group, Inc.	852,750	64,919,858
		181,937,726
TOTAL COMMUNICATION SERVICES		644,913,890
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 0.6%
General Motors Co. (a)	1,647,200	62,445,352
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	460,400	71,495,516
McDonald's Corp.	351,600	87,604,656
		159,100,172
Household Durables - 0.6%
Tempur Sealy International, Inc.	1,612,800	43,723,008
Whirlpool Corp. (b)	96,800	17,571,136
		61,294,144
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	384,800	62,510,760
Specialty Retail - 1.5%
Dick's Sporting Goods, Inc. (b)	319,200	30,777,264
Lowe's Companies, Inc.	375,600	74,267,388
Warby Parker, Inc. (a)	51,200	1,192,448
Williams-Sonoma, Inc. (b)	310,900	40,566,232
		146,803,332
TOTAL CONSUMER DISCRETIONARY		492,153,760
CONSUMER STAPLES - 7.9%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	33,500	12,562,500
Constellation Brands, Inc. Class A (sub. vtg.)	159,200	39,177,528
Diageo PLC	147,700	7,368,581
Keurig Dr. Pepper, Inc.	631,000	23,599,400
Monster Beverage Corp. (a)	121,100	10,375,848
PepsiCo, Inc.	95,600	16,415,476
The Coca-Cola Co.	1,139,500	73,623,095
		183,122,428
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	101,800	3,184,304
Costco Wholesale Corp.	11,800	6,274,296
Walmart, Inc.	708,071	108,327,782
		117,786,382
Food Products - 1.2%
Archer Daniels Midland Co.	117,200	10,496,432
Bunge Ltd.	38,100	4,309,872
Darling Ingredients, Inc. (a)	183,300	13,452,387
General Mills, Inc.	82,700	5,849,371
Lamb Weston Holdings, Inc.	61,600	4,071,760
McCormick & Co., Inc. (non-vtg.)	47,000	4,726,790
Mondelez International, Inc.	1,097,352	70,757,257
Post Holdings, Inc. (a)	22,300	1,658,897
Tyson Foods, Inc. Class A	54,300	5,058,588
		120,381,354
Household Products - 2.4%
Colgate-Palmolive Co.	50,300	3,875,615
Kimberly-Clark Corp.	68,300	9,482,089
Procter & Gamble Co.	1,401,672	225,038,440
Spectrum Brands Holdings, Inc.	16,700	1,420,669
		239,816,813
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	208,200	5,533,956
Tobacco - 1.1%
Altria Group, Inc.	410,300	22,800,371
Philip Morris International, Inc.	832,000	83,200,000
		106,000,371
TOTAL CONSUMER STAPLES		772,641,304
ENERGY - 7.3%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,096,200	39,046,644
Oil, Gas & Consumable Fuels - 6.9%
Canadian Natural Resources Ltd.	1,712,600	105,996,829
Cenovus Energy, Inc. (Canada)	7,430,247	137,366,883
Cheniere Energy, Inc.	748,800	101,694,528
Exxon Mobil Corp.	2,823,500	240,703,375
Hess Corp.	909,800	93,773,086
		679,534,701
TOTAL ENERGY		718,581,345
FINANCIALS - 19.3%
Banks - 8.4%
Bank of America Corp.	6,206,583	221,450,881
BankUnited, Inc.	105,800	3,971,732
Citizens Financial Group, Inc.	426,058	16,786,685
Comerica, Inc.	214,919	17,601,866
JPMorgan Chase & Co.	923,803	110,265,126
PNC Financial Services Group, Inc.	325,862	54,125,678
Societe Generale Series A	1,006,271	24,184,764
U.S. Bancorp	1,685,700	81,857,592
Wells Fargo & Co.	6,764,843	295,150,100
		825,394,424
Capital Markets - 3.9%
Bank of New York Mellon Corp.	3,044,181	128,038,253
BlackRock, Inc. Class A	111,262	69,503,146
Cboe Global Markets, Inc.	247,140	27,921,877
Intercontinental Exchange, Inc.	1,375,275	159,270,598
		384,733,874
Consumer Finance - 0.6%
Capital One Financial Corp.	451,816	56,305,310
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	479,634	154,840,244
Insurance - 4.8%
American International Group, Inc.	841,340	49,226,803
Chubb Ltd.	116,500	24,051,425
Hartford Financial Services Group, Inc.	1,614,279	112,886,530
The Travelers Companies, Inc.	1,553,830	265,798,160
Willis Towers Watson PLC	91,100	19,573,746
		471,536,664
TOTAL FINANCIALS		1,892,810,516
HEALTH CARE - 17.6%
Biotechnology - 0.1%
Biogen, Inc. (a)	56,700	11,761,848
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	566,000	64,241,000
Baxter International, Inc.	218,700	15,540,822
Boston Scientific Corp. (a)	1,172,300	49,365,553
Stryker Corp.	163,700	39,494,262
Teleflex, Inc.	187,500	53,553,750
		222,195,387
Health Care Providers & Services - 6.2%
Centene Corp. (a)	416,200	33,524,910
Cigna Corp.	172,600	42,594,228
CVS Health Corp.	553,636	53,221,029
HCA Holdings, Inc.	84,500	18,129,475
Humana, Inc.	183,300	81,487,848
McKesson Corp.	175,000	54,181,750
Molina Healthcare, Inc. (a)	89,400	28,022,430
UnitedHealth Group, Inc.	589,400	299,739,374
		610,901,044
Life Sciences Tools & Services - 4.4%
Bio-Rad Laboratories, Inc. Class A (a)	131,000	67,079,860
Danaher Corp.	375,000	94,173,750
IQVIA Holdings, Inc. (a)	312,200	68,056,478
Syneos Health, Inc. (a)	146,900	10,736,921
Thermo Fisher Scientific, Inc.	356,800	197,281,856
		437,328,865
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	1,098,500	82,684,095
Eli Lilly & Co.	17,900	5,229,127
Johnson & Johnson	1,205,506	217,545,613
Merck & Co., Inc.	1,223,900	108,547,691
Pfizer, Inc.	800,700	39,290,349
		453,296,875
TOTAL HEALTH CARE		1,735,484,019
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.8%
General Dynamics Corp.	225,602	53,361,641
Lockheed Martin Corp.	32,916	14,223,662
Northrop Grumman Corp.	160,546	70,543,912
Raytheon Technologies Corp.	1,127,520	107,012,923
The Boeing Co. (a)	832,872	123,964,668
		369,106,806
Air Freight & Logistics - 0.9%
FedEx Corp.	468,260	93,061,992
Construction & Engineering - 0.6%
AECOM	834,452	58,878,933
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	1,797,577	81,627,972
Industrial Conglomerates - 1.2%
3M Co.	245,804	35,449,853
General Electric Co.	1,000,896	74,616,797
Honeywell International, Inc.	53,690	10,389,552
		120,456,202
Machinery - 1.0%
Caterpillar, Inc.	342,071	72,019,628
Flowserve Corp.	717,446	23,467,659
		95,487,287
Professional Services - 0.9%
Nielsen Holdings PLC	3,237,644	86,801,236
Road & Rail - 1.0%
Norfolk Southern Corp.	394,885	101,832,944
Trading Companies & Distributors - 0.5%
Univar Solutions, Inc. (a)	1,627,300	47,386,976
TOTAL INDUSTRIALS		1,054,640,348
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,502,929	122,593,462
Electronic Equipment & Components - 0.5%
Vontier Corp. (b)	1,993,218	51,066,245
IT Services - 5.0%
Amdocs Ltd.	1,723,410	137,338,543
Concentrix Corp.	89,000	14,015,720
Fidelity National Information Services, Inc.	1,112,900	110,344,035
FleetCor Technologies, Inc. (a)	222,100	55,418,392
Genpact Ltd.	873,700	35,183,899
Global Payments, Inc.	477,600	65,421,648
GoDaddy, Inc. (a)	868,125	70,153,181
		487,875,418
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc.	1,336,400	87,133,280
Software - 1.2%
Adobe, Inc. (a)	83,000	32,863,850
Check Point Software Technologies Ltd. (a)	293,189	37,026,839
NCR Corp. (a)	458,263	16,052,953
SS&C Technologies Holdings, Inc.	498,093	32,206,693
		118,150,335
TOTAL INFORMATION TECHNOLOGY		866,818,740
MATERIALS - 3.5%
Chemicals - 2.3%
Eastman Chemical Co.	417,900	42,905,793
Huntsman Corp.	1,734,200	58,737,354
Olin Corp.	1,365,251	78,365,407
The Chemours Co. LLC	1,364,000	45,107,480
		225,116,034
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	2,405,765	32,429,712
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	1,481,100	60,058,605
Glencore Xstrata PLC	4,764,800	29,359,110
		89,417,715
TOTAL MATERIALS		346,963,461
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Equity Lifestyle Properties, Inc.	930,600	71,916,768
Essex Property Trust, Inc.	142,400	46,888,048
Host Hotels & Resorts, Inc.	724,500	14,743,575
Invitation Homes, Inc.	2,131,900	84,892,258
Mid-America Apartment Communities, Inc.	218,400	42,954,912
Prologis (REIT), Inc.	543,863	87,175,800
Welltower, Inc.	819,100	74,382,471
		422,953,832
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	3,686,100	65,981,190
TOTAL REAL ESTATE		488,935,022
UTILITIES - 5.4%
Electric Utilities - 3.4%
Constellation Energy Corp.	1,105,533	65,458,609
Edison International	1,057,600	72,752,304
Entergy Corp.	543,600	64,606,860
FirstEnergy Corp.	1,508,600	65,337,466
PG&E Corp. (a)	5,613,848	71,015,177
		339,170,416
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	2,885,700	58,925,994
Vistra Corp.	1,958,033	48,989,986
		107,915,980
Multi-Utilities - 0.9%
Sempra Energy	518,800	83,713,568
TOTAL UTILITIES		530,799,964
TOTAL COMMON STOCKS (Cost $7,723,463,936)		9,544,742,369

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	209,576,473	209,618,388
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	66,747,182	66,753,856
TOTAL MONEY MARKET FUNDS (Cost $276,371,383)		276,372,244

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 1000 Value Index ETF (Cost $100,207,595)	634,700	99,286,121

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $8,100,042,914)	9,920,400,734
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(91,849,342)
NET ASSETS - 100.0%	9,828,551,392

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	157,253,985	1,119,888,648	1,067,524,245	83,744	-	-	209,618,388	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	41,215,525	318,638,906	293,100,575	20,522	-	-	66,753,856	0.2%
Total	198,469,510	1,438,527,554	1,360,624,820	104,266	-	-	276,372,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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